November 28, 1995


Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

         Re: Rule 24f-2 Notice for AARP Tax Free Income Trust (Securities Act Registration Statement File No.2-91579) for Fiscal Year Ended September 30, 1995


Dear Sir/Madam:

In accordance with the provisions of Rule 24f-2, AARP Tax Free Income Trust (the "Trust") hereby files its Rule 24f-2 Notice for the fiscal year ended September 30, 1995.

a) No shares of beneficial interest of the Trust had been registered under the Securities Act of 1933 (other than pursuant to Rule 24f-2) and remained unsold at the beginning of the fiscal year.

b) 8,528,000 shares of beneficial interest of the Trust were registered during the year other than pursuant to Rule 24f-2.

c) 48,612,386 shares of beneficial interest of the Trust were sold during the fiscal year. (See Schedule A.)

d) 48,612,386 shares of beneficial interest of the Trust were sold during the fiscal year in reliance upon the Trust's declaration in its registration statement which became effective November 30, 1984, of the registration of an indefinite amount of securities under Rule 24f-2. Attached to the Rule 24f-2 Notice, and made a part hereof, is an opinion of counsel indicating that the securities, the registration of which the notice makes definite in number, were legally issued, fully paid and non-assessable.

In accordance with subsection (c) of Rule 24f-2, no fee is required since the actual aggregate sale price for which such securities were sold during the fiscal year was reduced by the difference between:

         (1) The actual aggregate redemption price of the shares redeemed by the Trust during the fiscal year, and

         (2) The actual aggregate redemption price of such redeemed shares previously applied by the Trust pursuant to Rule 24e-2(a) in filings made pursuant to Section 24(e)(1) of the Investment Company Act of 1940.

          Aggregate Sale Price For All Shares Sold During Fiscal Year Pursuant to Rule                                $169,936,803
          24f-2

          Reduced by the Difference Between

          1)       Aggregate Redemption Price of Shares Redeemed during the Fiscal Year        $425,690,244

                   and,

          2)       Aggregate Redemption Price of Redeemed Shares Previously Applied by             -0-                $425,690,244
                   Fund Pursuant to Rule 24e-2(a) in Filings made pursuant to Section             ------              ------------
                   24(e)(1) of Investment Company Act of 1940

                                                                                                                    $(255,753,441)
                                                                                                                     =============

Any questions regarding the matter should be addressed to me at Scudder, Stevens & Clark, Inc., Two International Place, Boston, MA 02110-4103.

Very truly yours,

/s/Thomas F. McDonough
Thomas F. McDonough
Assistant Secretary

SCHEDULE A

                                                         Shares Sold                                       Shares Redeemed
                                                         -----------                                       ---------------
Fund*                                         Shares                    Amount                    Shares                   Amount
-----                                         ------                    ------                    ------                   ------
AARP High Quality Tax Free Money           41,129,795                $ 41,129,795              53,717,481               $ 53,717,481
Fund
AARP Insured Tax Free General Bond          7,482,591                $128,807,008              21,937,646               $371,972,763
Fund
TOTAL                                      48,612,386                $169,936,803              75,655,127               $425,690,244

*        The above named Funds are series of the Trust.